CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues, net	$ 2,931,243	$ 3,147,763
Cost of goods sold	699,329	1,093,369
Gross profit	2,231,914	2,054,394
Operating expenses
General and administrative	1,555,190	1,403,949
Salaries and wages	1,633,599	1,674,746
Sales and marketing	155,371	329,439
Contracted services	1,472,722	785,338
Loss on asset write-off	612,072
Total operating expenses	5,428,954	4,193,472
Loss from operations	(3,197,040)	(2,139,078)
Other income (expenses):
Other	319,906	90,720
Interest income	63,689	53,763
Interest expense	(244,166)	(260,473)
Total other income (expenses)	139,429	(115,990)
Loss before taxes	(3,057,611)	(2,255,068)
Income tax benefit	486,278	241,111
Net loss	(2,571,333)	(2,013,957)
Other comprehensive loss:
Foreign currency translation adjustment	(46,068)	(45,716)
Total comprehensive loss	$ (2,617,401)	$ (2,059,673)
EARNINGS PER SHARE - Basic	$ (0.31)	$ (0.26)
EARNINGS PER SHARE - Diluted	$ (0.31)	$ (0.26)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Basic	8,301,597	7,759,607
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Diluted	8,301,597	7,759,607